Note 9 - Capital Stock (Details) - Fair Value Assumptions (USD $)	12 Months Ended		3 Months Ended	5 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	May 31, 2013
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 4.00	$ 3.08
Volatility	227.71%
Minimum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 4.24
Expected life (years)			2 years 6 months
Risk free interest rate	1.72%		0.52%
Minimum [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Expected life (years)	5 years
Risk free interest rate	0.44%
Maximum [Member] | Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)	$ 5.24
Expected life (years)			5 years
Risk free interest rate	2.17%		1.28%
Maximum [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Expected life (years)	7 years 3 months
Risk free interest rate	2.19%
Advisor [Member]
Note 9 - Capital Stock (Details) - Fair Value Assumptions [Line Items]
Estimated fair value (in Dollars per share)			6.00
Expected life (years)	10 years			10 years
Volatility	73.26%		207.45%